UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-23147


                     First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code:  630-765-8000
                                                            --------------

                       Date of fiscal year end:  August 31
                                                -----------

                     Date of reporting period:  May 31, 2017
                                               --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           CLOSED-END FUNDS -- 97.7%
           CAPITAL MARKETS -- 97.7%
   35,810  Advent Claymore Convertible
              Securities & Income Fund                $    582,271
   41,838  AllianzGI NFJ Dividend, Interest &
              Premium Strategy Fund                        556,027
   53,114  Ares Dynamic Credit Allocation Fund,
              Inc.                                         862,571
   27,481  Barings Global Short Duration High
              Yield Fund                                   556,490
   23,021  BlackRock Multi-Sector Income Trust             414,148
   56,066  BlackRock Science & Technology Trust          1,272,641
   23,456  Blackstone / GSO Senior Floating Rate
              Term Fund                                    421,270
   34,063  Blackstone / GSO Strategic Credit
              Fund                                         552,502
   15,338  Cohen & Steers Infrastructure Fund,
              Inc.                                         354,461
   53,504  Cohen & Steers REIT and Preferred
              Income Fund, Inc.                          1,085,061
   50,867  DoubleLine Income Solutions Fund              1,041,756
   19,283  Eaton Vance Limited Duration Income
              Fund                                         268,227
   38,263  Eaton Vance Short Duration
              Diversified Income Fund                      537,595
   45,492  Eaton Vance Tax-Advantaged Dividend
              Income Fund                                  977,623
   52,617  Eaton Vance Tax-Advantaged Global
              Dividend Income Fund                         887,123
   36,410  Eaton Vance Tax-Advantaged Global
              Dividend Opportunities Fund                  875,296
   40,769  Gabelli Dividend & Income
              Trust (The)                                  878,980
   15,973  General American Investors Co., Inc.            541,485
   75,873  Invesco Dynamic Credit Opportunities
              Fund                                         927,927
   43,796  John Hancock Tax-Advantaged Dividend
              Income Fund                                1,157,527
   13,522  Kayne Anderson Midstream / Energy
              Fund, Inc.                                   202,289
    7,900  KKR Income Opportunities Fund                   140,699
   24,690  Macquarie Global Infrastructure Total
              Return Fund, Inc.                            608,362
   87,125  Nuveen Credit Strategies Income Fund            763,215
   56,559  Nuveen Diversified Dividend & Income
              Fund                                         706,988
   52,331  Nuveen Preferred Income Opportunities
              Fund                                         538,486
   25,989  Nuveen Short Duration Credit
              Opportunities Fund                           462,604
   35,601  Nuveen Tax-Advantaged Dividend Growth
              Fund                                         568,548
   51,652  PIMCO Dynamic Credit and Mortgage
              Income Fund                                1,151,839


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           CLOSED-END FUNDS (CONTINUED)
           CAPITAL MARKETS (CONTINUED)
   29,911  Principal Real Estate Income Fund          $    527,032
   69,373  Prudential Global Short Duration High
              Yield Fund, Inc.                           1,056,551
   61,805  Royce Value Trust, Inc.                         891,228
   14,276  Source Capital, Inc.                            545,058
   25,914  Stone Harbor Emerging Markets Total
              Income Fund                                  427,063
   47,497  Tekla Healthcare Opportunities Fund             819,323
   20,781  Templeton Emerging Markets Fund                 311,299
   29,751  Tortoise Energy Independence Fund,
              Inc.                                         429,307
   42,703  Tortoise Power and Energy
              Infrastructure Fund, Inc.                    932,634
   24,508  Tri-Continental Corp.                           590,398
   32,518  Western Asset Emerging Markets Debt
              Fund, Inc.                                   513,459
   20,748  Western Asset Variable Rate Strategic
              Fund, Inc.                                   350,434
                                                      ------------
           TOTAL INVESTMENTS -- 97.7%                   27,287,797
           (Cost $25,911,076) (a)
           NET OTHER ASSETS AND
              LIABILITIES -- 2.3%                          640,364
                                                      ------------
           NET ASSETS -- 100.0%                       $ 27,928,161
                                                      ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,449,300 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $72,579.


------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1       LEVEL 2       LEVEL 3
                     -------------------------------------------
Closed-End Funds*    $27,287,797    $ --          $ --
                     ===========================================
* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           CLOSED-END FUNDS -- 82.7%
           CAPITAL MARKETS -- 82.7%
   33,876  BlackRock Long-Term Municipal
              Advantage Trust                         $    399,398
    4,292  BlackRock Muni Intermediate Duration
              Fund, Inc.                                    60,560
   15,536  BlackRock Municipal 2018 Term Trust             233,661
   26,962  BlackRock Municipal 2030 Target Term
              Trust                                        629,022
   22,589  BlackRock Municipal Income Investment
              Quality Trust                                335,447
   10,823  BlackRock Municipal Income Trust                155,635
   16,511  BlackRock Municipal Income Trust II             251,793
   24,349  BlackRock MuniHoldings Investment
              Quality Fund                                 354,765
   26,391  BlackRock MuniHoldings Quality Fund,
              Inc.                                         361,557
   27,327  BlackRock MuniYield Quality Fund II,
              Inc.                                         358,804
   34,229  BlackRock MuniYield Quality Fund III,
              Inc.                                         493,240
   12,357  DTF Tax-Free Income, Inc.                       185,849
   18,421  Eaton Vance Municipal Income 2028
              Term Trust                                   379,473
   14,325  Eaton Vance National Municipal
              Opportunities Trust                          313,861
   13,833  Federated Premier Intermediate
              Municipal Income Fund                        187,437
   18,929  Invesco Municipal Trust                         242,102
   18,746  Invesco Quality Municipal Income
              Trust                                        237,137
   18,344  Invesco Trust for Investment Grade
              Municipals                                   243,425
   19,045  MainStay DefinedTerm Municipal
              Opportunities Fund                           379,567
   15,729  Neuberger Berman Intermediate
              Municipal Fund, Inc.                         242,054
   20,941  Nuveen AMT-Free Municipal Credit
              Income Fund                                  316,000
   22,606  Nuveen AMT-Free Quality Municipal
              Income Fund                                  310,154
   28,457  Nuveen Enhanced Municipal Value Fund            410,635
   37,310  Nuveen Intermediate Duration
              Municipal Term Fund                          499,581
    9,543  Nuveen Intermediate Duration Quality
              Municipal Term Fund                          125,490
   37,335  Nuveen Municipal 2021 Target Term
              Fund                                         364,390
   29,196  Nuveen Municipal Credit Income Fund             437,064
   49,127  Nuveen Municipal Value Fund, Inc.               493,972
   21,682  Nuveen Quality Municipal Income Fund            305,066
    2,137  Nuveen Select Tax-Free Income
              Portfolio                                     30,687


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           CLOSED-END FUNDS (CONTINUED)
           CAPITAL MARKETS (CONTINUED)
   22,153  Western Asset Intermediate Muni Fund,
              Inc.                                    $    218,207
    1,356  Western Asset Municipal Defined
              Opportunity Trust, Inc.                       30,618
   38,051  Western Asset Municipal Partners
              Fund, Inc.                                   600,064
                                                      ------------
           TOTAL CLOSED-END FUNDS -- 82.7%              10,186,715
           (Cost $10,014,345)                         ------------

           EXCHANGE-TRADED FUNDS -- 10.4%
           CAPITAL MARKETS -- 10.4%
    9,517  PIMCO Intermediate Municipal Bond
              Active Exchange-Traded Fund                  510,587
   10,348  PIMCO Short Term Municipal Bond
              Active Exchange-Traded Fund                  521,177
    7,957  VanEck Vectors High-Yield Municipal
              Index ETF                                    247,542
                                                      ------------
           TOTAL EXCHANGE-TRADED FUNDS
               -- 10.4%                                  1,279,306
           (Cost $1,264,880)                          ------------

           TOTAL INVESTMENTS -- 93.1%                   11,466,021
           (Cost $11,279,225) (a)
           NET OTHER ASSETS AND
              LIABILITIES -- 6.9%                          845,215
                                                      ------------
           NET ASSETS -- 100.0%                       $ 12,311,236
                                                      ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $194,854 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,058.


                     See Notes to Portfolio of Investments

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

MAY 31, 2017 (UNAUDITED)



------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1       LEVEL 2       LEVEL 3
                     -------------------------------------------
Closed-End Funds*    $ 10,186,715   $ --          $ --
Exchange-Traded
  Funds*                1,279,306     --            --
                     -------------------------------------------
Total Investments    $ 11,466,021   $ --          $ --
                     ===========================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND VIII (FCEF and MCEF)
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

   First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")
   First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

FIRST TRUST EXCHANGE-TRADED FUND VIII (FCEF and MCEF)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2017 (UNAUDITED)


  1)  the type of security;
  2)  the size of the holding;
  3)  the initial cost of the security;
  4)  transactions in comparable securities;
  5)  price quotes from dealers and/or third-party pricing services;
  6)  relationships among various securities;
  7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
  8)  an analysis of the issuer's financial statements; and
  9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
     o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
         o   Quoted prices for similar investments in active markets.
         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
     o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of May 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EQUITYCOMPASS RISK MANAGER ETF (ERM)

PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 3.6%
      186  Boeing (The) Co.                           $    34,899
      180  General Dynamics Corp.                          36,585
      125  Lockheed Martin Corp.                           35,141
      216  Raytheon Co.                                    35,426
      296  United Technologies Corp.                       35,899
                                                      -----------
                                                          177,950
                                                      -----------
           AIR FREIGHT & LOGISTICS -- 1.3%
      170  FedEx Corp.                                     32,953
      316  United Parcel Service, Inc., Class B            33,486
                                                      -----------
                                                           66,439
                                                      -----------
           AUTOMOBILES -- 1.4%
    3,090  Ford Motor Co.                                  34,361
    1,009  General Motors Co.                              34,235
                                                      -----------
                                                           68,596
                                                      -----------
           BANKS -- 4.5%
    1,444  Bank of America Corp.                           32,360
      556  Citigroup, Inc.                                 33,660
      389  JPMorgan Chase & Co.                            31,957
    1,876  People's United Financial, Inc.                 31,085
      654  U.S. Bancorp                                    33,282
      601  Wells Fargo & Co.                               30,735
      816  Zions Bancorporation                            32,697
                                                      -----------
                                                          225,776
                                                      -----------
           BEVERAGES -- 2.2%
      709  Brown-Forman Corp., Class B                     36,833
      779  Coca-Cola (The) Co.                             35,421
      301  PepsiCo, Inc.                                   35,178
                                                      -----------
                                                          107,432
                                                      -----------
           BIOTECHNOLOGY -- 3.2%
      509  AbbVie, Inc.                                    33,604
      205  Amgen, Inc.                                     31,824
      125  Biogen, Inc. (a)                                30,971
      270  Celgene Corp. (a)                               30,891
      494  Gilead Sciences, Inc.                           32,056
                                                      -----------
                                                          159,346
                                                      -----------
           CAPITAL MARKETS -- 2.7%
      709  Bank of New York Mellon (The) Corp.             33,408
       90  BlackRock, Inc.                                 36,831
      145  Goldman Sachs Group (The), Inc.                 30,633
      801  Morgan Stanley                                  33,434
                                                      -----------
                                                          134,306
                                                      -----------
           CHEMICALS -- 3.9%
    1,139  CF Industries Holdings, Inc.                    30,639
      521  Dow Chemical (The) Co.                          32,281
      416  E.I. du Pont de Nemours and Co.                 32,831
      454  FMC Corp.                                       34,218
      291  Monsanto Co.                                    34,169


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           CHEMICALS (CONTINUED)
    1,359  Mosaic (The) Co.                           $    30,754
                                                      -----------
                                                          194,892
                                                      -----------
           COMMUNICATIONS EQUIPMENT -- 1.3%
    1,004  Cisco Systems, Inc.                             31,656
      265  F5 Networks, Inc. (a)                           33,955
                                                      -----------
                                                           65,611
                                                      -----------
           CONSTRUCTION & ENGINEERING -- 1.2%
      614  Jacobs Engineering Group, Inc.                  32,186
      944  Quanta Services, Inc. (a)                       28,943
                                                      -----------
                                                           61,129
                                                      -----------
           CONSUMER FINANCE -- 1.9%
      429  American Express Co.                            33,007
      394  Capital One Financial Corp.                     30,307
    2,289  Navient Corp.                                   33,030
                                                      -----------
                                                           96,344
                                                      -----------
           CONTAINERS & PACKAGING -- 1.4%
      421  Avery Dennison Corp.                            35,473
      769  Sealed Air Corp.                                34,159
                                                      -----------
                                                           69,632
                                                      -----------
           DIVERSIFIED FINANCIAL SERVICES -- 0.7%
      200  Berkshire Hathaway, Inc., Class B (a)           33,056
                                                      -----------
           DIVERSIFIED TELECOMMUNICATION SERVICES
              -- 1.3%
      824  AT&T, Inc.                                      31,749
      691  Verizon Communications, Inc.                    32,228
                                                      -----------
                                                           63,977
                                                      -----------
           ELECTRIC UTILITIES -- 3.4%
      829  Alliant Energy Corp.                            34,379
      404  Duke Energy Corp.                               34,615
      920  Exelon Corp.                                    33,405
      251  NextEra Energy, Inc.                            35,501
      666  Southern (The) Co.                              33,706
                                                      -----------
                                                          171,606
                                                      -----------
           ELECTRICAL EQUIPMENT -- 0.7%
      586  Emerson Electric Co.                            34,644
                                                      -----------
           ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 0.7%
      929  FLIR Systems, Inc.                              35,200
                                                      -----------
           ENERGY EQUIPMENT & SERVICES -- 2.3%
      671  Halliburton Co.                                 30,322
      576  Helmerich & Payne, Inc.                         30,332
      434  Schlumberger Ltd.                               30,202
    2,695  Transocean Ltd. (a)                             24,498
                                                      -----------
                                                          115,354
                                                      -----------


                     See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           EQUITY REAL ESTATE INVESTMENT TRUSTS --
              3.7%
      741  Apartment Investment & Management Co.,
              Class A                                 $    31,804
      246  Federal Realty Investment Trust                 30,194
      944  Iron Mountain, Inc.                             32,964
    1,615  Kimco Realty Corp.                              28,327
      511  Macerich (The) Co.                              29,337
      195  Simon Property Group, Inc.                      30,079
                                                      -----------
                                                          182,705
                                                      -----------
           FOOD & STAPLES RETAILING -- 3.5%
      195  Costco Wholesale Corp.                          35,184
      449  CVS Health Corp.                                34,497
      414  Walgreens Boots Alliance, Inc.                  33,542
      464  Wal-Mart Stores, Inc.                           36,470
    1,075  Whole Foods Market, Inc.                        37,614
                                                      -----------
                                                          177,307
                                                      -----------
           FOOD PRODUCTS -- 2.1%
      369  Kraft Heinz (The) Co.                           34,022
      336  McCormick & Co., Inc.                           34,994
      759  Mondelez International, Inc., Class A           35,362
                                                      -----------
                                                          104,378
                                                      -----------
           HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
      761  Abbott Laboratories                             34,747
      386  Danaher Corp.                                   32,787
      411  Medtronic PLC                                   34,639
      366  Varian Medical Systems, Inc. (a)                36,242
                                                      -----------
                                                          138,415
                                                      -----------
           HEALTH CARE PROVIDERS & SERVICES -- 2.0%
      581  Envision Healthcare Corp. (a)                   31,728
      744  Patterson Cos., Inc.                            32,855
      200  UnitedHealth Group, Inc.                        35,036
                                                      -----------
                                                           99,619
                                                      -----------
           HOTELS, RESTAURANTS & LEISURE -- 1.5%
      255  McDonald's Corp.                                38,477
      574  Starbucks Corp.                                 36,512
                                                      -----------
                                                           74,989
                                                      -----------
           HOUSEHOLD PRODUCTS -- 2.1%
      689  Church & Dwight Co., Inc.                       35,594
      461  Colgate-Palmolive Co.                           35,202
      379  Procter & Gamble (The) Co.                      33,386
                                                      -----------
                                                          104,182
                                                      -----------
           INDEPENDENT POWER AND RENEWABLE
              ELECTRICITY PRODUCERS -- 1.3%
    2,989  AES (The) Corp.                                 34,912
    1,850  NRG Energy, Inc.                                29,711
                                                      -----------
                                                           64,623
                                                      -----------


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           INDUSTRIAL CONGLOMERATES -- 2.0%
      171  3M Co.                                     $    34,964
    1,110  General Electric Co.                            30,392
      270  Honeywell International, Inc.                   35,907
                                                      -----------
                                                          101,263
                                                      -----------
           INSURANCE -- 3.4%
      411  Allstate (The) Corp.                            35,486
      541  American International Group, Inc.              34,424
      349  Assurant, Inc.                                  34,195
      636  MetLife, Inc.                                   32,175
      436  Torchmark Corp.                                 32,918
                                                      -----------
                                                          169,198
                                                      -----------
           INTERNET & DIRECT MARKETING RETAIL --
             1.5%
       40  Amazon.com, Inc. (a)                            39,785
       20  Priceline Group (The), Inc. (a)                 37,542
                                                      -----------
                                                           77,327
                                                      -----------
           INTERNET SOFTWARE & SERVICES -- 1.5%
       40  Alphabet, Inc., Class A (a)                     39,484
      235  Facebook, Inc., Class A (a)                     35,593
                                                      -----------
                                                           75,077
                                                      -----------
           IT SERVICES -- 4.8%
      286  Accenture PLC, Class A                          35,599
    1,185  CSRA, Inc.                                      35,740
      195  International Business Machines Corp.           29,763
      291  Mastercard, Inc., Class A                       35,758
      754  PayPal Holdings, Inc. (a)                       39,366
    1,104  Teradata Corp. (a)                              30,095
      371  Visa, Inc., Class A                             35,330
                                                      -----------
                                                          241,651
                                                      -----------
           LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      579  PerkinElmer, Inc.                               36,512
                                                      -----------
           MACHINERY -- 1.4%
      354  Caterpillar, Inc.                               37,322
      686  Flowserve Corp.                                 33,271
                                                      -----------
                                                           70,593
                                                      -----------
           MEDIA -- 3.2%
      879  Comcast Corp., Class A                          36,646
    1,145  Discovery Communications, Inc.,
              Class A (a)                                  30,342
      341  Time Warner, Inc.                               33,926
    1,074  Twenty-First Century Fox, Inc., Class A         29,127
      299  Walt Disney (The) Co.                           32,274
                                                      -----------
                                                          162,315
                                                      -----------
           MULTILINE RETAIL -- 0.7%
      616  Target Corp.                                    33,972
                                                      -----------
           MULTI-UTILITIES -- 1.4%
    1,390  NiSource, Inc.                                  36,237


                     See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
      514  SCANA Corp.                                $    35,055
                                                      -----------
                                                           71,292
                                                      -----------
           OIL, GAS & CONSUMABLE FUELS -- 4.7%
    5,325  Chesapeake Energy Corp. (a)                     26,944
      306  Chevron Corp.                                   31,665
      684  ConocoPhillips                                  30,568
      401  Exxon Mobil Corp.                               32,280
    1,530  Kinder Morgan, Inc.                             28,703
    1,199  Murphy Oil Corp.                                29,268
      534  Occidental Petroleum Corp.                      31,469
    1,120  Range Resources Corp.                           25,827
                                                      -----------
                                                          236,724
                                                      -----------
           PERSONAL PRODUCTS -- 0.7%
    1,920  Coty, Inc., Class A                             36,365
                                                      -----------
           PHARMACEUTICALS -- 4.6%
      140  Allergan PLC                                    31,325
      626  Bristol-Myers Squibb Co.                        33,773
      391  Eli Lilly and Co.                               31,112
      265  Johnson & Johnson                               33,986
      739  Mallinckrodt PLC (a)                            31,873
      521  Merck & Co., Inc.                               33,922
      980  Pfizer, Inc.                                    31,997
                                                      -----------
                                                          227,988
                                                      -----------
           PROFESSIONAL SERVICES -- 0.7%
      714  Robert Half International, Inc.                 33,194
                                                      -----------
           ROAD & RAIL -- 1.3%
      439  Ryder System, Inc.                              29,159
      314  Union Pacific Corp.                             34,634
                                                      -----------
                                                           63,793
                                                      -----------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.0%
      915  Intel Corp.                                     33,040
      599  QUALCOMM, Inc.                                  34,305
      416  Texas Instruments, Inc.                         34,316
                                                      -----------
                                                          101,661
                                                      -----------
           SOFTWARE -- 1.4%
      504  Microsoft Corp.                                 35,199
      751  Oracle Corp.                                    34,088
                                                      -----------
                                                           69,287
                                                      -----------
           SPECIALTY RETAIL -- 2.5%
      834  AutoNation, Inc. (a)                            32,960
      225  Home Depot (The), Inc.                          34,540
      401  Lowe's Cos., Inc.                               31,587
      514  Signet Jewelers Ltd.                            24,723
                                                      -----------
                                                          123,810
                                                      -----------


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           TECHNOLOGY HARDWARE, STORAGE &
              PERIPHERALS -- 1.4%
      231  Apple, Inc.                                $    35,288
    4,699  Xerox Corp.                                     33,222
                                                      -----------
                                                           68,510
                                                      -----------
           TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
      601  NIKE, Inc., Class B                             31,847
      409  Ralph Lauren Corp.                              27,730
    1,660  Under Armour, Inc., Class A (a)                 31,806
                                                      -----------
                                                           91,383
                                                      -----------
           TOBACCO -- 1.4%
      464  Altria Group, Inc.                              35,004
      296  Philip Morris International, Inc.               35,461
                                                      -----------
                                                           70,465
                                                      -----------
           TOTAL INVESTMENTS -- 99.8%                   4,989,888
           (Cost $4,997,003) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                          10,057
                                                      -----------
           NET ASSETS -- 100.0%                       $ 4,999,945
                                                      ===========


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $87,301 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $94,416.


                     See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

MAY 31, 2017 (UNAUDITED)



-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2      LEVEL 3
                    --------------------------------------------
Common Stocks*      $ 4,989,888         $    --     $     --
                    ============================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2017.


                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 3.6%
      303  Boeing (The) Co.                           $    56,852
      288  General Dynamics Corp.                          58,536
      200  Lockheed Martin Corp.                           56,226
      346  Raytheon Co.                                    56,748
      473  United Technologies Corp.                       57,365
                                                      -----------
                                                          285,727
                                                      -----------
           AIR FREIGHT & LOGISTICS -- 1.3%
      271  FedEx Corp.                                     52,531
      504  United Parcel Service, Inc., Class B            53,409
                                                      -----------
                                                          105,940
                                                      -----------
           AUTOMOBILES -- 1.4%
    4,945  Ford Motor Co.                                  54,989
    1,609  General Motors Co.                              54,593
                                                      -----------
                                                          109,582
                                                      -----------
           BANKS -- 4.5%
    2,311  Bank of America Corp.                           51,789
      889  Citigroup, Inc.                                 53,820
      624  JPMorgan Chase & Co.                            51,261
    3,007  People's United Financial, Inc.                 49,826
    1,046  U.S. Bancorp                                    53,231
      962  Wells Fargo & Co.                               49,197
    1,310  Zions Bancorporation                            52,492
                                                      -----------
                                                          361,616
                                                      -----------
           BEVERAGES -- 2.2%
    1,136  Brown-Forman Corp., Class B                     59,015
    1,246  Coca-Cola (The) Co.                             56,656
      481  PepsiCo, Inc.                                   56,214
                                                      -----------
                                                          171,885
                                                      -----------
           BIOTECHNOLOGY -- 3.2%
      816  AbbVie, Inc.                                    53,872
      327  Amgen, Inc.                                     50,763
      200  Biogen, Inc. (a)                                49,554
      433  Celgene Corp. (a)                               49,540
      790  Gilead Sciences, Inc.                           51,263
                                                      -----------
                                                          254,992
                                                      -----------
           CAPITAL MARKETS -- 2.7%
    1,130  Bank of New York Mellon (The) Corp.             53,246
      144  BlackRock, Inc.                                 58,930
      232  Goldman Sachs Group (The), Inc.                 49,012
    1,282  Morgan Stanley                                  53,511
                                                      -----------
                                                          214,699
                                                      -----------
           CHEMICALS -- 3.9%
    1,822  CF Industries Holdings, Inc.                    49,012
      833  Dow Chemical (The) Co.                          51,613
      664  E.I. du Pont de Nemours and Co.                 52,403
      728  FMC Corp.                                       54,869
      465  Monsanto Co.                                    54,600


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           CHEMICALS (CONTINUED)
    2,175  Mosaic (The) Co.                           $    49,220
                                                      -----------
                                                          311,717
                                                      -----------
           COMMUNICATIONS EQUIPMENT -- 1.3%
    1,602  Cisco Systems, Inc.                             50,511
      424  F5 Networks, Inc. (a)                           54,327
                                                      -----------
                                                          104,838
                                                      -----------
           CONSTRUCTION & ENGINEERING -- 1.2%
      978  Jacobs Engineering Group, Inc.                  51,267
    1,505  Quanta Services, Inc. (a)                       46,143
                                                      -----------
                                                           97,410
                                                      -----------
           CONSUMER FINANCE -- 1.9%
      688  American Express Co.                            52,935
      626  Capital One Financial Corp.                     48,152
    3,657  Navient Corp.                                   52,770
                                                      -----------
                                                          153,857
                                                      -----------
           CONTAINERS & PACKAGING -- 1.4%
      673  Avery Dennison Corp.                            56,707
    1,231  Sealed Air Corp.                                54,681
                                                      -----------
                                                          111,388
                                                      -----------
           DIVERSIFIED FINANCIAL SERVICES -- 0.7%
      319  Berkshire Hathaway, Inc., Class B (a)           52,724
                                                      -----------
           DIVERSIFIED TELECOMMUNICATION SERVICES
              -- 1.3%
    1,319  AT&T, Inc.                                      50,821
    1,103  Verizon Communications, Inc.                    51,444
                                                      -----------
                                                          102,265
                                                      -----------
           ELECTRIC UTILITIES -- 3.4%
    1,329  Alliant Energy Corp.                            55,113
      648  Duke Energy Corp.                               55,521
    1,470  Exelon Corp.                                    53,376
      408  NextEra Energy, Inc.                            57,707
    1,065  Southern (The) Co.                              53,900
                                                      -----------
                                                          275,617
                                                      -----------
           ELECTRICAL EQUIPMENT -- 0.7%
      938  Emerson Electric Co.                            55,455
                                                      -----------
           ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 0.7%
    1,486  FLIR Systems, Inc.                              56,305
                                                      -----------
           ENERGY EQUIPMENT & SERVICES -- 2.3%
    1,073  Halliburton Co.                                 48,489
      920  Helmerich & Payne, Inc.                         48,447
      690  Schlumberger Ltd.                               48,017
    4,296  Transocean Ltd. (a)                             39,051
                                                      -----------
                                                          184,004
                                                      -----------


                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           EQUITY REAL ESTATE INVESTMENT TRUSTS --
              3.7%
    1,185  Apartment Investment & Management Co.,
              Class A                                 $    50,860
      400  Federal Realty Investment Trust                 49,096
    1,506  Iron Mountain, Inc.                             52,590
    2,583  Kimco Realty Corp.                              45,306
      818  Macerich (The) Co.                              46,961
      311  Simon Property Group, Inc.                      47,972
                                                      -----------
                                                          292,785
                                                      -----------
           FOOD & STAPLES RETAILING -- 3.5%
      311  Costco Wholesale Corp.                          56,114
      720  CVS Health Corp.                                55,318
      662  Walgreens Boots Alliance, Inc.                  53,635
      742  Wal-Mart Stores, Inc.                           58,321
    1,719  Whole Foods Market, Inc.                        60,148
                                                      -----------
                                                          283,536
                                                      -----------
           FOOD PRODUCTS -- 2.1%
      586  Kraft Heinz (The) Co.                           54,029
      537  McCormick & Co., Inc.                           55,929
    1,214  Mondelez International, Inc., Class A           56,560
                                                      -----------
                                                          166,518
                                                      -----------
           HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
    1,218  Abbott Laboratories                             55,614
      617  Danaher Corp.                                   52,408
      657  Medtronic PLC                                   55,372
      584  Varian Medical Systems, Inc. (a)                57,828
                                                      -----------
                                                          221,222
                                                      -----------
           HEALTH CARE PROVIDERS & SERVICES -- 2.0%
      930  Envision Healthcare Corp. (a)                   50,787
    1,186  Patterson Cos., Inc.                            52,374
      320  UnitedHealth Group, Inc.                        56,058
                                                      -----------
                                                          159,219
                                                      -----------
           HOTELS, RESTAURANTS & LEISURE -- 1.5%
      409  McDonald's Corp.                                61,714
      920  Starbucks Corp.                                 58,521
                                                      -----------
                                                          120,235
                                                      -----------
           HOUSEHOLD PRODUCTS -- 2.1%
    1,102  Church & Dwight Co., Inc.                       56,929
      737  Colgate-Palmolive Co.                           56,277
      608  Procter & Gamble (The) Co.                      53,559
                                                      -----------
                                                          166,765
                                                      -----------
           INDEPENDENT POWER AND RENEWABLE
              ELECTRICITY PRODUCERS -- 1.3%
    4,776  AES (The) Corp.                                 55,784
    2,952  NRG Energy, Inc.                                47,409
                                                      -----------
                                                          103,193
                                                      -----------


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           INDUSTRIAL CONGLOMERATES -- 2.0%
      279  3M Co.                                     $    57,047
    1,777  General Electric Co.                            48,654
      433  Honeywell International, Inc.                   57,585
                                                      -----------
                                                          163,286
                                                      -----------
           INSURANCE -- 3.4%
      656  Allstate (The) Corp.                            56,639
      865  American International Group, Inc.              55,040
      554  Assurant, Inc.                                  54,281
    1,017  MetLife, Inc.                                   51,450
      697  Torchmark Corp.                                 52,623
                                                      -----------
                                                          270,033
                                                      -----------
           INTERNET & DIRECT MARKETING RETAIL --
              1.5%
       64  Amazon.com, Inc. (a)                            63,656
       32  Priceline Group (The), Inc. (a)                 60,067
                                                      -----------
                                                          123,723
                                                      -----------
           INTERNET SOFTWARE & SERVICES -- 1.5%
       64  Alphabet, Inc., Class A (a)                     63,174
      375  Facebook, Inc., Class A (a)                     56,797
                                                      -----------
                                                          119,971
                                                      -----------
           IT SERVICES -- 4.8%
      462  Accenture PLC, Class A                          57,505
    1,897  CSRA, Inc.                                      57,214
      312  International Business Machines Corp.           47,621
      465  Mastercard, Inc., Class A                       57,139
    1,207  PayPal Holdings, Inc. (a)                       63,017
    1,761  Teradata Corp. (a)                              48,005
      593  Visa, Inc., Class A                             56,471
                                                      -----------
                                                          386,972
                                                      -----------
           LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      926  PerkinElmer, Inc.                               58,394
                                                      -----------
           MACHINERY -- 1.4%
      562  Caterpillar, Inc.                               59,252
    1,096  Flowserve Corp.                                 53,156
                                                      -----------
                                                          112,408
                                                      -----------
           MEDIA -- 3.2%
    1,401  Comcast Corp., Class A                          58,408
    1,830  Discovery Communications, Inc.,
              Class A (a)                                  48,495
      545  Time Warner, Inc.                               54,222
    1,714  Twenty-First Century Fox, Inc., Class A         46,484
      478  Walt Disney (The) Co.                           51,595
                                                      -----------
                                                          259,204
                                                      -----------
           MULTILINE RETAIL -- 0.7%
      984  Target Corp.                                    54,268
                                                      -----------
           MULTI-UTILITIES -- 1.4%
    2,224  NiSource, Inc.                                  57,979


                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

MAY 31, 2017 (UNAUDITED)



SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
      824  SCANA Corp.                                $    56,197
                                                      -----------
                                                          114,176
                                                      -----------
           OIL, GAS & CONSUMABLE FUELS -- 4.7%
    8,481  Chesapeake Energy Corp. (a)                     42,914
      490  Chevron Corp.                                   50,705
    1,094  ConocoPhillips                                  48,891
      641  Exxon Mobil Corp.                               51,600
    2,442  Kinder Morgan, Inc.                             45,812
    1,911  Murphy Oil Corp.                                46,648
      856  Occidental Petroleum Corp.                      50,444
    1,790  Range Resources Corp.                           41,277
                                                      -----------
                                                          378,291
                                                      -----------
           PERSONAL PRODUCTS -- 0.7%
    3,072  Coty, Inc., Class A                             58,184
                                                      -----------
           PHARMACEUTICALS -- 4.6%
      224  Allergan PLC                                    50,120
    1,001  Bristol-Myers Squibb Co.                        54,004
      625  Eli Lilly and Co.                               49,731
      425  Johnson & Johnson                               54,506
    1,178  Mallinckrodt PLC (a)                            50,807
      834  Merck & Co., Inc.                               54,302
    1,567  Pfizer, Inc.                                    51,163
                                                      -----------
                                                          364,633
                                                      -----------
           PROFESSIONAL SERVICES -- 0.7%
    1,142  Robert Half International, Inc.                 53,092
                                                      -----------
           ROAD & RAIL -- 1.3%
      702  Ryder System, Inc.                              46,627
      498  Union Pacific Corp.                             54,929
                                                      -----------
                                                          101,556
                                                      -----------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.0%
    1,463  Intel Corp.                                     52,829
      954  QUALCOMM, Inc.                                  54,635
      665  Texas Instruments, Inc.                         54,856
                                                      -----------
                                                          162,320
                                                      -----------
           SOFTWARE -- 1.4%
      808  Microsoft Corp.                                 56,431
    1,206  Oracle Corp.                                    54,740
                                                      -----------
                                                          111,171
                                                      -----------
           SPECIALTY RETAIL -- 2.5%
    1,334  AutoNation, Inc. (a)                            52,720
      359  Home Depot (The), Inc.                          55,110
      642  Lowe's Cos., Inc.                               50,570
      822  Signet Jewelers Ltd.                            39,538
                                                      -----------
                                                          197,938
                                                      -----------


SHARES     DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           TECHNOLOGY HARDWARE, STORAGE &
              PERIPHERALS -- 1.4%
      375  Apple, Inc.                                $    57,285
    7,518  Xerox Corp.                                     53,152
                                                      -----------
                                                          110,437
                                                      -----------
           TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
      960  NIKE, Inc., Class B                             50,870
      650  Ralph Lauren Corp.                              44,070
    2,655  Under Armour, Inc., Class A (a)                 50,870
                                                      -----------
                                                          145,810
                                                      -----------
           TOBACCO -- 1.4%
      742  Altria Group, Inc.                              55,977
      473  Philip Morris International, Inc.               56,665
                                                      -----------
                                                          112,642
                                                      -----------
           TOTAL INVESTMENTS -- 99.8%                   7,982,003
           (Cost $8,026,795) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                          18,080
                                                      -----------
           NET ASSETS -- 100.0%                       $ 8,000,083
                                                      ===========

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $117,927 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $162,719.


                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

MAY 31, 2017 (UNAUDITED)



------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1      LEVEL 2       LEVEL 3
                     -------------------------------------------
Common Stocks*       $ 7,982,003    $ --          $ --
                     ===========================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND VIII (ERM and TERM)
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

    EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
    EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A

FIRST TRUST EXCHANGE-TRADED FUND VIII (ERM and TERM)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2017 (UNAUDITED)


variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

  1)  the type of security;
  2)  the size of the holding;
  3)  the initial cost of the security;
  4)  transactions in comparable securities;
  5)  price quotes from dealers and/or third-party pricing services;
  6)  relationships among various securities;
  7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
  8)  an analysis of the issuer's financial statements; and
  9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
     o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
         o   Quoted prices for similar investments in active markets.
         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
     o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of May 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)



   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 29.2%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
                 Federal Home Loan Mortgage Corporation
$      156,555        Series 2017-4656, Class EZ .............................      4.00%           02/15/47     $       169,312
                                                                                                                 ---------------
                 PASS-THROUGH SECURITIES -- 28.9%
                 Federal Home Loan Mortgage Corporation
       530,974        Pool G08738 ............................................      3.50%           12/01/46             549,107
       501,404        Pool G08741 ............................................      3.00%           01/01/47             504,345
       529,979        Pool G08742 ............................................      3.50%           01/01/47             548,079
       498,521        Pool G08747 ............................................      3.00%           02/01/47             501,447
       532,400        Pool G08748 ............................................      3.50%           02/01/47             550,582
       499,794        Pool G08750 ............................................      3.00%           03/01/47             502,728
                 Federal National Mortgage Association
       171,230        Pool 464916 ............................................      4.16%           04/01/20             181,057
       150,448        Pool 465738 ............................................      3.92%           10/01/20             159,449
       117,914        Pool 471513 ............................................      2.90%           06/01/22             122,287
        99,683        Pool AM4181 ............................................      3.92%           09/01/25             108,760
       119,440        Pool AM5673 ............................................      3.65%           04/01/23             127,632
        93,919        Pool AM5948 ............................................      3.54%           05/01/29              99,964
       122,387        Pool AM7122 ............................................      3.61%           11/01/34             129,345
        96,365        Pool AM7817 ............................................      3.31%           01/01/27             100,830
       109,847        Pool AN5048 ............................................      3.13%           04/01/29             112,652
       109,847        Pool AN5049 ............................................      3.13%           04/01/29             112,652
       462,923        Pool AX2491 ............................................      4.00%           10/01/44             489,537
       462,270        Pool MA2145 ............................................      4.00%           01/01/45             489,050
       234,247        Pool MA2915 ............................................      3.00%           02/01/27             242,424
       270,000        Pool TBA ...............................................      3.00%           06/15/32             278,575
       850,000        Pool TBA ...............................................      3.50%           06/15/45             878,048
       955,000        Pool TBA ...............................................      3.00%           06/15/47             960,334
     1,115,000        Pool TBA ...............................................      4.00%           06/15/47           1,178,157
     2,105,000        Pool TBA ...............................................      4.50%           06/15/47           2,270,069
       230,000        Pool TBA ...............................................      5.00%           06/15/47             252,915
                 Government National Mortgage Association
       474,180        Pool MA4069 ............................................      3.50%           11/20/46             495,365
       370,667        Pool MA4195 ............................................      3.00%           01/20/47             378,324
       494,123        Pool MA4196 ............................................      3.50%           01/20/47             516,199
       250,000        Pool TBA ...............................................      3.00%           06/15/47             254,854
       470,000        Pool TBA ...............................................      3.50%           06/15/47             490,378
       640,000        Pool TBA ...............................................      4.00%           06/15/47             677,449
       350,000        Pool TBA ...............................................      4.50%           06/15/47             374,712
                                                                                                                 ---------------
                                                                                                                      14,637,306
                                                                                                                 ---------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................      14,806,618
                 (Cost $14,662,675)                                                                              ---------------

U.S. GOVERNMENT BONDS AND NOTES -- 28.5%

     2,910,000   U.S. Treasury Bond ..........................................      3.00%           05/15/47           2,993,604
       525,174   U.S. Treasury Inflation Indexed Bond (a) ....................      0.88%           02/15/47             520,935
       252,017   U.S. Treasury Inflation Indexed Note (a).....................      0.13%           04/15/21             254,114
       125,308   U.S. Treasury Inflation Indexed Note (a).....................      0.13%           04/15/22             126,062


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$      345,807   U.S. Treasury Inflation Indexed Note (a).....................      0.13%           07/15/26     $       339,306
       297,729   U.S. Treasury Inflation Indexed Note (a).....................      0.38%           01/15/27             297,813
       960,000   U.S. Treasury Note ..........................................      1.25%           03/31/19             959,738
     1,010,000   U.S. Treasury Note ..........................................      1.25%           05/31/19           1,009,468
     3,165,000   U.S. Treasury Note ..........................................      1.88%           03/31/22           3,183,667
       230,000   U.S. Treasury Note ..........................................      1.88%           04/30/22             231,303
     3,485,000   U.S. Treasury Note ..........................................      1.75%           05/31/22           3,485,478
     1,045,000   U.S. Treasury Note ..........................................      2.38%           05/15/27           1,061,593
                                                                                                                 ---------------

                 TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................      14,463,081
                 (Cost $14,347,633)                                                                              ---------------

CORPORATE BONDS -- 27.4%

                 AIRLINES -- 1.2%
       368,322   Continental Airlines Pass-Through Trust, Series 2007-1,
                    Class A ..................................................      5.98%           04/19/22             406,995
       166,978   Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1       6.72%           01/02/23             189,103
                                                                                                                 ---------------
                                                                                                                         596,098
                                                                                                                 ---------------

                 AUTO MANUFACTURERS -- 0.4%
       200,000   Ford Motor Credit Co. LLC ...................................      2.24%           06/15/18             200,647
                                                                                                                 ---------------

                 AUTO PARTS & EQUIPMENT -- 0.0%
        11,000   Goodyear Tire & Rubber (The) Co. ............................      4.88%           03/15/27              11,088
                                                                                                                 ---------------

                 BANKS -- 9.6%
       582,000   Bank of America Corp., Medium-Term Note .....................      6.88%           04/25/18             608,227
       350,000   Bank of America Corp., Medium-Term Note .....................      5.65%           05/01/18             362,170
       250,000   Citigroup, Inc. .............................................      1.80%           02/05/18             250,179
       500,000   Citigroup, Inc. .............................................      2.50%           09/26/18             503,967
       200,000   Discover Bank ...............................................      2.60%           11/13/18             201,779
       150,000   Goldman Sachs Group, (The), Inc. ............................      6.15%           04/01/18             155,368
       300,000   Goldman Sachs Group, (The), Inc., Global Medium-Term Note....      7.50%           02/15/19             327,274
       750,000   JPMorgan Chase & Co., Medium-Term Note, Series H ............      1.70%           03/01/18             750,669
       500,000   Morgan Stanley, Series 3NC2 (b)..............................      1.98%           02/14/20             501,674
       250,000   PNC Bank N.A. ...............................................      1.50%           02/23/18             250,144
       175,000   Wachovia Corp., Medium-Term Note ............................      5.75%           02/01/18             179,755
       250,000   Wells Fargo & Co. ...........................................      3.00%           10/23/26             243,129
       534,000   Wells Fargo Bank N.A., Medium-Term Note .....................      1.65%           01/22/18             534,603
                                                                                                                 ---------------
                                                                                                                       4,868,938
                                                                                                                 ---------------

                 BIOTECHNOLOGY -- 1.1%
       200,000   Baxalta, Inc. ...............................................      2.00%           06/22/18             200,416
       200,000   Celgene Corp. ...............................................      3.55%           08/15/22             209,344
       175,000   Gilead Sciences, Inc. .......................................      2.95%           03/01/27             169,771
                                                                                                                 ---------------
                                                                                                                         579,531
                                                                                                                 ---------------

                 CHEMICALS -- 0.0%
        24,000   Valvoline, Inc. (c)..........................................      5.50%           07/15/24              25,320
                                                                                                                 ---------------

                 COMMERCIAL SERVICES -- 0.6%
        50,000   Booz Allen Hamilton, Inc. (c)................................      5.13%           05/01/25              51,250
        25,000   CDK Global, Inc. (c).........................................      4.88%           06/01/27              25,328
        25,000   Gartner, Inc. (c)............................................      5.13%           04/01/25              26,188
       200,000   Moody's Corp. (b)............................................      1.57%           09/04/18             200,474


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 COMMERCIAL SERVICES (CONTINUED)
$       25,000   Service Corp. International .................................      4.50%           11/15/20     $        25,500
                                                                                                                 ---------------
                                                                                                                         328,740
                                                                                                                 ---------------

                 DIVERSIFIED FINANCIAL SERVICES -- 1.6%
       250,000   American Express Co. ........................................      1.55%           05/22/18             249,940
       175,000   American Express Credit Corp., Medium-Term Note .............      1.80%           07/31/18             175,247
       100,000   Bear Stearns Cos. (The) LLC .................................      7.25%           02/01/18             103,665
       250,000   International Lease Finance Corp. (c)........................      7.13%           09/01/18             265,690
                                                                                                                 ---------------
                                                                                                                         794,542
                                                                                                                 ---------------

                 ELECTRIC -- 2.3%
       300,000   Alabama Power Capital Trust V (b)............................      4.25%           10/01/42             290,427
       200,000   Exelon Corp. ................................................      1.55%           06/09/17             200,006
       150,000   Great Plains Energy, Inc. ...................................      3.15%           04/01/22             152,709
       200,000   Pennsylvania Electric Co., Series C .........................      6.63%           04/01/19             212,476
       300,000   Southwestern Electric Power Co. .............................      3.55%           02/15/22             311,515
                                                                                                                 ---------------
                                                                                                                       1,167,133
                                                                                                                 ---------------

                 ENVIRONMENTAL CONTROL -- 0.3%
        50,000   Clean Harbors, Inc. .........................................      5.13%           06/01/21              51,250
       100,000   Republic Services, Inc. .....................................      3.80%           05/15/18             101,973
                                                                                                                 ---------------
                                                                                                                         153,223
                                                                                                                 ---------------

                 FOOD -- 0.4%
       175,000   Kraft Heinz Foods Co. .......................................      4.38%           06/01/46             168,234
        20,000   Lamb Weston Holdings, Inc. (c)...............................      4.63%           11/01/24              20,600
                                                                                                                 ---------------
                                                                                                                         188,834
                                                                                                                 ---------------

                 FOOD SERVICE -- 0.1%
        25,000   Aramark Services, Inc. ......................................      4.75%           06/01/26              25,995
                                                                                                                 ---------------

                 GAS -- 0.4%
       200,000   Spire, Inc. .................................................      3.54%           02/27/24             203,427
                                                                                                                 ---------------

                 HEALTHCARE-SERVICES -- 1.6%
       100,000   Anthem, Inc. ................................................      7.00%           02/15/19             108,210
       150,000   Anthem, Inc. ................................................      3.30%           01/15/23             153,961
        38,000   Centene Corp. ...............................................      4.75%           01/15/25              39,330
        15,000   DaVita, Inc. ................................................      5.00%           05/01/25              14,944
        14,000   HCA, Inc. ...................................................      6.50%           02/15/20              15,418
        70,000   HCA, Inc. ...................................................      5.00%           03/15/24              75,173
       200,000   Kaiser Foundation Hospitals .................................      3.50%           04/01/22             210,389
        15,000   Molina Healthcare, Inc. (c)..................................      4.88%           06/15/25              15,150
       100,000   Northwell Healthcare, Inc. ..................................      3.98%           11/01/46              94,505
        50,000   Tenet Healthcare Corp. (b)...................................      4.63%           06/15/20              50,625
        20,000   WellCare Health Plans, Inc. .................................      5.25%           04/01/25              21,125
                                                                                                                 ---------------
                                                                                                                         798,830
                                                                                                                 ---------------

                 HOUSEHOLD PRODUCTS/WARES -- 0.1%
        30,000   Central Garden & Pet Co. ....................................      6.13%           11/15/23              32,250
                                                                                                                 ---------------

                 HOUSEWARES -- 0.1%
        25,000   Scotts Miracle-Gro (The) Co. ................................      5.25%           12/15/26              26,000
                                                                                                                 ---------------

                 INTERNET -- 0.0%
        15,000   Zayo Group LLC / Zayo Capital, Inc. (c)......................      5.75%           01/15/27              15,861
                                                                                                                 ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 MEDIA -- 0.6%
$       50,000   CSC Holdings LLC ............................................      5.25%           06/01/24     $        51,188
        50,000   Sirius XM Radio, Inc. (c)....................................      5.75%           08/01/21              51,875
        25,000   TEGNA, Inc. (c)..............................................      5.50%           09/15/24              25,969
       150,000   Time Warner Cable LLC .......................................      5.88%           11/15/40             168,418
                                                                                                                 ---------------
                                                                                                                         297,450
                                                                                                                 ---------------

                 OIL AND GAS -- 0.1%
        15,000   Antero Resources Corp. (c)...................................      5.00%           03/01/25              14,775
        20,000   Diamondback Energy, Inc. (c).................................      4.75%           11/01/24              20,150
        15,000   Gulfport Energy Corp. (c)....................................      6.38%           05/15/25              14,944
        15,000   Parsley Energy LLC / Parsley Finance Corp. (c)...............      6.25%           06/01/24              15,900
                                                                                                                 ---------------
                                                                                                                          65,769
                                                                                                                 ---------------

                 PACKAGING & CONTAINERS -- 0.4%
        17,000   Ball Corp. ..................................................      5.25%           07/01/25              18,534
        36,000   Crown Americas LLC / Crown Americas Capital Corp. V (c)......      4.25%           09/30/26              35,464
        50,000   Graphic Packaging International, Inc. .......................      4.88%           11/15/22              52,813
        50,000   Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                    Reynolds Group Issuer Lu .................................      5.75%           10/15/20              51,400
        50,000   Sealed Air Corp. (c).........................................      5.25%           04/01/23              53,374
                                                                                                                 ---------------
                                                                                                                         211,585
                                                                                                                 ---------------

                 PHARMACEUTICALS -- 0.3%
       100,000   AbbVie, Inc. ................................................      3.20%           05/14/26              98,766
        75,000   Johnson & Johnson ...........................................      3.63%           03/03/37              77,517
                                                                                                                 ---------------
                                                                                                                         176,283
                                                                                                                 ---------------

                 PIPELINES -- 1.6%
         9,000   Cheniere Corpus Christi Holdings LLC (c).....................      5.13%           06/30/27               9,135
       145,000   Energy Transfer Partners L.P. ...............................      5.20%           02/01/22             158,063
       150,000   Kinder Morgan, Inc. .........................................      5.30%           12/01/34             157,194
        45,000   Rockies Express Pipeline LLC (c).............................      5.63%           04/15/20              48,150
       100,000   Ruby Pipeline LLC (c)........................................      6.00%           04/01/22             107,035
       100,000   Sabine Pass Liquefaction LLC ................................      5.63%           03/01/25             111,225
       200,000   Spectra Energy Partners L.P. ................................      4.60%           06/15/21             214,033
                                                                                                                 ---------------
                                                                                                                         804,835
                                                                                                                 ---------------

                 REAL ESTATE INVESTMENT TRUSTS -- 2.6%
       150,000   Alexandria Real Estate Equities, Inc. .......................      2.75%           01/15/20             151,211
       175,000   Boston Properties L.P. ......................................      2.75%           10/01/26             165,987
       125,000   CC Holdings GS V LLC / Crown Castle GS III Corp. ............      3.85%           04/15/23             131,574
       110,000   Duke Realty L.P. ............................................      6.75%           03/15/20             122,792
       250,000   HCP, Inc. ...................................................      3.88%           08/15/24             255,663
       200,000   Kimco Realty Corp., Medium-Term Note ........................      4.30%           02/01/18             202,039
        40,000   MGM Growth Properties Operating Partnership L.P. / MGP
                    Finance Co.-Issuer, Inc. .................................      5.63%           05/01/24              43,350
        25,000   SBA Communications Corp. (c).................................      4.88%           09/01/24              25,425
       200,000   Ventas Realty L.P. / Ventas Capital Corp. ...................      2.70%           04/01/20             202,363
                                                                                                                 ---------------
                                                                                                                       1,300,404
                                                                                                                 ---------------

                 RETAIL -- 0.7%
       150,000   CVS Health Corp. ............................................      3.88%           07/20/25             157,564
        50,000   KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
                    LLC (c)...................................................      5.25%           06/01/26              52,588


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 RETAIL (CONTINUED)
$      150,000   Walgreens Boots Alliance, Inc. ..............................      3.80%           11/18/24     $       156,036
                                                                                                                 ---------------
                                                                                                                         366,188
                                                                                                                 ---------------

                 SOFTWARE -- 0.1%
        15,000   Change Healthcare Holdings LLC / Change Healthcare Finance,
                    Inc. (c)..................................................      5.75%           03/01/25              15,469
        22,000   First Data Corp. (c).........................................      5.00%           01/15/24              22,863
        25,000   MSCI, Inc. (c)...............................................      4.75%           08/01/26              25,750
                                                                                                                 ---------------
                                                                                                                          64,082
                                                                                                                 ---------------

                 TELECOMMUNICATIONS -- 1.2%
       100,000   AT&T, Inc. ..................................................      3.80%           03/15/22             104,276
       250,000   AT&T, Inc. ..................................................      4.35%           06/15/45             226,885
        17,000   Sprint Communications, Inc. (c)..............................      9.00%           11/15/18              18,679
       250,000   Verizon Communications, Inc. ................................      4.86%           08/21/46             249,449
                                                                                                                 ---------------
                                                                                                                         599,289
                                                                                                                 ---------------

                 TOTAL CORPORATE BONDS..........................................................................      13,902,342
                 (Cost $13,766,099)                                                                              ---------------

ASSET-BACKED SECURITIES -- 8.1%

                 Asset Backed Funding Certificates Trust
       244,511        Series 2006-OPT1, Class A2 (b)..........................      1.16%           09/25/36             237,218
                 Citibank Credit Card Issuance Trust
       125,000        Series 2008-A2, Class A2 (b)............................      2.17%           01/23/20             125,905
                 Citigroup Mortgage Loan Trust
       216,805        Series 2006-HE1, Class M2 (b)...........................      1.36%           01/25/36             217,156
                 Honda Auto Receivables Owner Trust
       125,000        Series 2016-1, Class A3 ................................      1.22%           12/18/19             124,743
                 Navient Student Loan Trust
       103,747        Series 2014-5, Class A (b)..............................      1.64%           03/25/83             101,539
       150,000        Series 2014-8, Class A3 (b).............................      1.62%           05/27/49             147,089
       250,000        Series 2015-1, Class A2 (b).............................      1.62%           04/25/40             248,291
                 Nissan Auto Receivables Owner Trust
        99,100        Series 2015-A, Class A3 ................................      1.05%           10/15/19              98,930
                 RASC Series Trust
       232,076        Series 2006-KS4, Class A4 (b)...........................      1.26%           06/25/36             228,385
                 Securitized Asset Backed Receivables LLC Trust
       260,000        Series 2006-OP1, Class M2 (b)...........................      1.41%           10/25/35             253,031
                 SLC Student Loan Trust
       242,084        Series 2006-1, Class A5 (b).............................      1.24%           03/15/27             241,175
       280,000        Series 2006-1, Class A6 (b).............................      1.29%           03/15/55             257,093
                 SLM Student Loan Trust
       106,567        Series 2004-3, Class A5 (b).............................      1.33%           07/25/23             106,510
       250,000        Series 2005-5, Class A5 (b).............................      1.91%           10/25/40             245,636
       250,000        Series 2006-2, Class A6 (b).............................      1.33%           01/25/41             238,087
       208,719        Series 2006-5, Class A5 (b).............................      1.27%           01/25/27             208,185
       239,837        Series 2007-6, Class A4 (b).............................      1.54%           10/25/24             239,289
        80,000        Series 2007-7, Class B (b)..............................      1.91%           10/27/70              72,727
       237,278        Series 2012-2, Class A (b)..............................      1.72%           01/25/29             236,263
       164,427        Series 2013-3, Class A2 (b).............................      1.32%           05/26/20             164,487


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

                 Soundview Home Loan Trust
$      230,000        Series 2006-2, Class M1 (b).............................      1.35%           03/25/36     $       226,316
                 Wells Fargo Home Equity Trust
       100,000        Series 2005-2, Class M4 (b).............................      1.56%           04/25/35             100,040
                                                                                                                 ---------------
                 TOTAL ASSET-BACKED SECURITIES..................................................................       4,118,095
                 (Cost $4,095,783)                                                                               ---------------

MORTGAGE-BACKED SECURITIES -- 7.4%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.8%
                 BCAP LLC Trust
       149,733        Series 2012-RR2, Class 2A4 (b) (c)......................      2.88%           12/26/36             149,289
                 Bear Stearns ALT-A Trust
       151,606        Series 2004-6, Class 1A (b).............................      1.66%           07/25/34             150,248
                 Bear Stearns Mortgage Funding Trust
       289,207        Series 2006-AR1, Class 1A1 (b)..........................      1.23%           07/25/36             254,252
                 CSMC
       209,253        Series 2011-5R, Class 2A1 (b) (c).......................      3.36%           08/27/46             211,569
                 Deephaven Residential Mortgage Trust
       229,004        Series 2017-1A, Class A1 (b) (c)........................      2.73%           12/26/46             230,142
                 GreenPoint Mortgage Funding Trust
       263,959        Series 2006-AR1, Class A1A (b)..........................      1.31%           02/25/36             248,058
                 Impac Secured Assets CMN Owner Trust
       144,450        Series 2004-3, Class 1A4 (b)............................      1.82%           11/25/34             143,495
                 Morgan Stanley Mortgage Loan Trust
       203,408        Series 2005-2AR, Class A (b)............................      1.28%           04/25/35             192,147
                 Structured Adjustable Rate Mortgage Loan Trust
       134,170        Series 2004-12, Class 3A1 (b)...........................      3.34%           09/25/34             133,763
                 WaMu Mortgage Pass-Through Certificates Trust
       243,052        Series 2005-AR1, Class A2A1 (b).........................      1.70%           01/25/45             239,852
       248,867        Series 2005-AR15, Class A1A1 (b)........................      1.28%           11/25/45             240,395
       251,482        Series 2006-AR3, Class A1A (b)..........................      1.69%           02/25/46             246,284
                                                                                                                 ---------------
                                                                                                                       2,439,494
                                                                                                                 ---------------
                 COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 2.6%
                 BAMLL Commercial Mortgage Securities Trust
        50,000        Series 2012-PARK, Class A (c)...........................      2.96%           12/10/30              51,206
                 COMM Mortgage Trust
       225,000        Series 2012-CR5, Class A3 ..............................      2.54%           12/10/45             225,262
                 GRACE Mortgage Trust
        50,000        Series 2014-GRCE, Class A (c)...........................      3.37%           06/10/28              52,209
                 Morgan Stanley Bank of America Merrill Lynch Trust
       235,000        Series 2014-C17, Class A3 ..............................      3.53%           08/15/47             246,364
                 Morgan Stanley Capital I Trust
        50,000        Series 2013-WLSR, Class A (c)...........................      2.70%           01/11/32              50,542
        50,000        Series 2014-MP, Class A (c).............................      3.47%           08/11/33              52,322
                 OBP Depositor LLC Trust
        45,000        Series 2010-OBP, Class A (c)............................      4.65%           07/15/45              48,230
                 RBS Commercial Funding, Inc. Trust
        50,000        Series 2013-GSP, Class A (b) (c)........................      3.96%           01/13/32              53,448
                 UBS-Barclays Commercial Mortgage Trust
       250,000        Series 2012-C4, Class A5 ...............................      2.85%           12/10/45             253,402


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                 UBS-Barclays Commercial Mortgage Trust (Continued)
$      250,000        Series 2013-C6, Class A3 ...............................      2.97%           04/10/46     $       254,901
                                                                                                                 ---------------
                                                                                                                       1,287,886
                                                                                                                 ---------------
                 TOTAL MORTGAGE-BACKED SECURITIES...............................................................       3,727,380
                 (Cost $3,689,619)                                                                               ---------------


   PRINCIPAL
     VALUE
    (LOCAL                                                                          STATED           STATED           VALUE
   CURRENCY)                              DESCRIPTION                               COUPON          MATURITY      (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------

FOREIGN SOVEREIGN BONDS -- 4.8%

                 BRAZIL -- 0.5%
       250,000   Brazilian Government International Bond (USD)................      4.25%           01/07/25             247,813
                                                                                                                 ---------------

                 INDONESIA -- 0.5%
       250,000   Indonesia Government International Bond, Medium-Term Note,
                    Series REGS (USD).........................................      4.75%           01/08/26             269,469
                                                                                                                 ---------------

                 JAPAN -- 3.8%
   160,000,000   Japan Treasury Discount Bill, Series 671 (JPY)...............       (d)            06/19/17           1,444,770
    50,000,000   Japan Treasury Discount Bill, Series 680 (JPY)...............       (d)            08/07/17             451,569
                                                                                                                 ---------------
                                                                                                                       1,896,339
                                                                                                                 ---------------

                 TOTAL FOREIGN SOVEREIGN BONDS..................................................................       2,413,621
                 (Cost $2,399,684)                                                                               ---------------


   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------


MUNICIPAL BONDS -- 3.4%

                 CALIFORNIA -- 1.5%
$      300,000   CA St Build America Bonds ...................................      7.95%           03/01/36             344,595
       130,000   Met Wtr Dist of Sthrn CA Build America Bonds ................      6.54%           07/01/39             142,019
       225,000   Univ of CA Rev TXBL Gen Ref, Ser AJ .........................      4.60%           05/15/31             249,804
                                                                                                                 ---------------
                                                                                                                         736,418
                                                                                                                 ---------------

                 FLORIDA -- 0.3%
       125,000   FL St Turnpike Auth Build America Bonds .....................      6.80%           07/01/39             137,191
                                                                                                                 ---------------

                 NEW YORK -- 1.6%
       400,000   New York City NY Transitional Fin Auth Rev Qualified Sch
                    Constr, Ser BD G-3 .......................................      5.27%           05/01/27             463,892
       300,000   NY St Dorm Auth Personal Income Tax Rev Build America Bonds,
                    Ser A ....................................................      5.50%           03/15/30             357,375
                                                                                                                 ---------------
                                                                                                                         821,267
                                                                                                                 ---------------

                 TOTAL MUNICIPAL BONDS..........................................................................       1,694,876
                 (Cost $1,689,308)                                                                               ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



   PRINCIPAL
     VALUE
    (LOCAL                                                                          STATED           STATED           VALUE
   CURRENCY)                              DESCRIPTION                               COUPON          MATURITY      (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 1.9%

                 AGRICULTURE -- 0.2%
       100,000   BAT International Finance PLC (USD) (c)......................      1.85%           06/15/18     $       100,053
                                                                                                                 ---------------

                 BANKS -- 0.3%
       150,000   Santander UK PLC (USD) ......................................      2.50%           03/14/19             151,465
                                                                                                                 ---------------

                 COMMERCIAL SERVICES -- 0.0%
        25,000   IHS Markit Ltd. (USD) (c)....................................      5.00%           11/01/22              26,750
                                                                                                                 ---------------

                 LEISURE TIME -- 0.1%
        50,000   NCL Corp. Ltd. (USD) (c).....................................      4.63%           11/15/20              51,500
                                                                                                                 ---------------

                 MEDIA -- 0.3%
       125,000   Sky PLC (USD) (c)............................................      6.10%           02/15/18             128,773
                                                                                                                 ---------------

                 OIL & GAS SERVICES -- 0.0%
        15,000   Transocean Proteus Ltd. (USD) (c)............................      6.25%           12/01/24              15,525
                                                                                                                 ---------------

                 OIL AND GAS -- 0.5%
       250,000   Petroleos Mexicanos (USD) ...................................      4.50%           01/23/26             245,999
                                                                                                                 ---------------

                 PHARMACEUTICALS -- 0.5%
       175,000   Allergan Funding SCS (USD) ..................................      3.80%           03/15/25             181,469
        60,000   Valeant Pharmaceuticals International, Inc. (USD) (c)........      5.88%           05/15/23              49,163
                                                                                                                 ---------------
                                                                                                                         230,632
                                                                                                                 ---------------

                 RETAIL -- 0.0%
        25,000   1011778 BC ULC / New Red Finance, Inc. (USD) (c).............      4.25%           05/15/24              25,063
                                                                                                                 ---------------

                 TOTAL FOREIGN CORPORATE BONDS..................................................................         975,760
                 (Cost $954,051)                                                                                 ---------------


   PRINCIPAL                                                                        STATED           STATED
     VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS -- 3.8%

$    1,920,000   U.S. Treasury Bill ..........................................       (d)            08/10/17           1,916,609

        25,000   U.S. Treasury Bill (e).......................................       (d)            09/07/17              24,937
                                                                                                                 ---------------

                 TOTAL U.S. TREASURY BILLS......................................................................       1,941,546
                 (Cost $1,941,735)                                                                               ---------------


     SHARES                               DESCRIPTION                                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS -- 9.0%

     4,580,286   JPMorgan 100% U.S. Treasury Securities Money Market Fund 0.61% (f).............................       4,580,286
                 (Cost $4,580,286)                                                                               ---------------

                 TOTAL INVESTMENTS -- 123.5%....................................................................      62,623,605
                 (Cost $62,126,873) (g)

                 NET OTHER ASSETS AND LIABILITIES -- (23.5)%....................................................     (11,916,266)
                                                                                                                 ---------------
                 NET ASSETS -- 100.0%........................................................................... $    50,707,339
                                                                                                                 ===============


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



-------------------------------------------------------------------------------

(a) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at May 31, 2017.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At May 31, 2017, securities noted as such amounted to $2,298,716 or 4.5% of net assets.

(d)   Zero coupon security.

(e) All or a portion of this security is segregated as collateral for open futures contracts.

(f)   Interest rate shown reflects yield as of May 31, 2017.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $505,297 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,565.

TBA - To-Be-Announced Security

Currency Abbreviations:
JPY   Japanese Yen
USD   United States Dollar


--------------------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of May 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                        ASSETS TABLE

                                                                                            LEVEL 2            LEVEL 3
                                                    TOTAL               LEVEL 1           SIGNIFICANT        SIGNIFICANT
                                                  VALUE AT              QUOTED            OBSERVABLE         UNOBSERVABLE
                                                  5/31/2017             PRICES              INPUTS              INPUTS
                                              ------------------   -----------------   -----------------   ----------------
U.S. Government Agency Mortgage-Backed        $ 14,806,618         $        --         $ 14,806,618        $    --
     Securities............................
U.S. Government Bonds and Notes............     14,463,081                  --           14,463,081             --
Corporate Bonds*...........................     13,902,342                  --           13,902,342             --
Asset-Backed Securities....................      4,118,095                  --            4,118,095             --
Mortgage-Backed Securities.................      3,727,380                  --            3,727,380             --
Foreign Sovereign Bonds**..................      2,413,621                  --            2,413,621             --
Municipal Bonds***.........................      1,694,876                  --            1,694,876             --
Foreign Corporate Bonds*...................        975,760                  --              975,760             --
U.S. Treasury Bills........................      1,941,546                  --            1,941,546             --
Money Market Funds.........................      4,580,286           4,580,286                   --             --
                                              ------------------   -----------------   -----------------   ----------------
Total Investments..........................     62,623,605           4,580,286           58,043,319             --
Futures Contracts..........................          1,139               1,139                   --             --
Forward Foreign Currency Contracts****.....          2,179                  --                2,179             --
                                              ------------------   -----------------   -----------------   ----------------
Total .....................................   $ 62,626,923         $ 4,581,425         $ 58,045,498        $    --
                                              ==================   =================   =================   ================


                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

MAY 31, 2017 (UNAUDITED)



                                                     LIABILITIES TABLE

                                                                                            LEVEL 2            LEVEL 3
                                                    TOTAL               LEVEL 1           SIGNIFICANT        SIGNIFICANT
                                                  VALUE AT              QUOTED            OBSERVABLE         UNOBSERVABLE
                                                  5/31/2017             PRICES              INPUTS              INPUTS
                                              ------------------   -----------------   -----------------   ----------------
Forward Foreign Currency Contracts****.....   $     (2,753)        $        --          $    (2,753)        $   --
                                              ==================   =================   =================   ================


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2017.

FUTURES CONTRACTS (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                              UNREALIZED
                                                   NUMBER OF           EXPIRATION           NOTIONAL        APPRECIATION/
       FUTURES CONTRACTS           POSITION        CONTRACTS             MONTH                VALUE         (DEPRECIATION)
-------------------------------- ------------- ------------------- -------------------  ------------------ -----------------
U.S. 2-Year Treasury Notes           Long              17               Sep-2017            $3,679,096          $1,139


FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2D - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                               FORWARD FOREIGN CURRENCY CONTRACTS
                                       ----------------------------------------------------
                                                                           PURCHASE VALUE        SALE VALUE        UNREALIZED
 SETTLEMENT                          AMOUNT                                     AS OF              AS OF          APPRECIATION/
    DATE        COUNTERPARTY      PURCHASED (a)        AMOUNT SOLD (a)      MAY 31, 2017        MAY 31, 2017      (DEPRECIATION)
-------------   -------------   ------------------    ------------------   ----------------    ---------------    --------------
  06/19/17          CITI         USD    1,448,161      JPY  160,000,000      $ 1,448,161        $ 1,445,982          $ 2,179

  08/07/17          GSIL         USD      450,126      JPY   50,000,000          450,126            452,879           (2,753)
                                                                                                                  --------------
Net Unrealized Appreciation (Depreciation).....................................................................      $  (574)
                                                                                                                  ==============


(a)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
CITI  Citibank N.A.
GSIL  Goldman Sachs International, London



                     See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), which trades under the ticker "FIXD" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)  benchmark yields;
      2)  reported trades;
      3)  broker/dealer quotes;
      4)  issuer spreads;
      5)  benchmark securities;
      6)  bids and offers; and
      7)  reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2017 (UNAUDITED)


      1)  the credit conditions in the relevant market and changes thereto;
      2)  the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

   1) the fundamental business data relating to the issuer;
   2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
   3) the type, size and cost of a security;
   4) the financial statements of the issuer;
   5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
   6) the information as to any transactions in or offers for the security;
   7) the price and extent of public trading in similar securities of the issuer, or comparable companies;
   8) the coupon payments;
   9) the quality, value and salability of collateral, if any, securing the security;
  10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
  11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);
  12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
  13) other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
     o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
         o   Quoted prices for similar investments in active markets.
         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2017 (UNAUDITED)


             price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
     o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of May 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2017 (UNAUDITED)


E. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

F. TO-BE-ANNOUNCED TRANSACTIONS

A to-be-announced transaction ("TBA Transaction") is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

For the period from February 14, 2017 to May 31, 2017, the notional value of futures contracts opened and closed were $8,659,848 and $4,980,752, respectively.

For the period from February 14, 2017 to May 31, 2017, the notional value of forward currency contracts opened and closed were $2,346,872 and $448,585, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VIII
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: July 11, 2017
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: July 11, 2017
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: July 11, 2017
     ------------------

* Print the name and title of each signing officer under his or her signature.